Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Contract with Customer, Liability [Abstract]
Deferred revenue	¥ 35,350		¥ 32,085
Customer advances	39,505		38,388
Total	74,855		70,473
Less: current portion	(71,295)	$ (10,381)	(66,983)
Non-current portion	¥ 3,560	$ 518	¥ 3,490